Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance at beginning of year	$ 11,711	$ 11,213	$ 3,451
Acquisition of Newport	0	498	7,762
Balance at end of year	11,711	11,711	11,213
Goodwill, Impairment Loss	$ 0	$ 0	$ 0